Cover	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2023
Entity File Number	000-54755
Entity Registrant Name	CĪON Investment Corporation
Entity Central Index Key	0001534254
Entity Tax Identification Number	45-3058280
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	418-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CION
Security Exchange Name	NYSE
Entity Emerging Growth Company	false